SUPPLEMENT DATED SEPTEMBER 25, 2025
TO

PROSPECTUS DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information about the Wanger Acorn fund (the “Fund”) that is available as an investment option under your Policy.  Effective July 7, 2025, Columbia Management Investment Advisers, LLC replaced Wanger Asset Management, LLC as adviser for the Fund.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.